Annual Fund Operating Expenses	Aug. 20, 2025
GMO Horizons ETF | GMO Horizons ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%
GMO Dynamic Allocation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 02, 2026
GMO Dynamic Allocation ETF | GMO Dynamic Allocation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.23%	[2]
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.23%)	[3]
Net Expenses (as a percentage of Assets)	0.50%
GMO Domestic Resilience ETF | GMO Domestic Resilience ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.50%
GMO Ultra-Short Income ETF | GMO Ultra-Short Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.20%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	GMO has contractually agreed to waive or reduce its management fee, through at least November 2, 2026, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund’s investment in Underlying Funds (defined below).
[4]	Based on estimated amounts for the current fiscal year.
[5]	Based on estimated amounts for the current fiscal year.